Shareholders' Equity and Regulatory Matters - Additional Information (Detail) (USD $)	0 Months Ended		3 Months Ended	12 Months Ended			3 Months Ended	1 Months Ended
	Sep. 15, 2013	Dec. 23, 2008	Sep. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Jan. 31, 2013
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Combined proceeds received for issuance		$ 10,000,000
Dividend rate						5.30%
Net discount amortized				500,000
Preferred stock discount amortization period				5 years
Sale						7,900,000
Total issuance costs						113,000
Sale	2,800,000
Total issuance costs			23,000
Shares repurchased during period					10,500,000
Reserve on deposit liabilities				4,500,000
Shares repurchased during period				374,130	56,565
Series A and Series B Preferred Stock [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Shares repurchased during period							10,500,000
Preferred Stock Series A [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Number of shares to sell under agreement		10,000
Cumulative perpetual preferred stock redemption value		10,000,000
Senior preferred cumulative dividends rate				5.00%
Initial period for lower rate of cumulative dividend				5 years
Preferred cumulative dividends rate after specific period				9.00%
Senior preferred stock estimated redemption period, if redeemed with prior approval from federal reserve				3 years
Preferred Stock Series B [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Cumulative perpetual preferred stock redemption value		$ 500,000
Warrants exercised under agreement		500
Dividend rate				9.00%				5.30%
Voting rights								The preferred stock has no voting rights
Preferred Stock Series C [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Dividend rate			5.30%		5.30%
Voting rights			The preferred stock has no voting rights		The preferred stock has no voting rights